INCOME TAXES	12 Months Ended
Sep. 30, 2013
INCOME TAXES
INCOME TAXES

11.       INCOME TAXES

Income tax expense for the years ended September 30, 2013, 2012 and 2011 is summarized as follows:

	2013	2012	2011
Current expense:
Federal	$3,075,524	$2,614,954	$2,387,642
State	624,000	527,100	377,500
Deferred expense	1,097,072	1,121,173	384,665
Total	$4,796,596	$4,263,227	$3,149,807

Income tax expense differs from that computed at the federal statutory rate of 35% for the years ended September 30, 2013 and 2012 and 34% for the year ended September 30, 2011 as follows:

	2013		2012		2011
	Amount	%	Amount	%	Amount	%
Tax at statutory federal income tax rate	$5,111,979	35.0%	$4,932,520	35.0%	$3,812,959	34.0%
Non-taxable income from bank-owned life insurance	(316,112)	(2.2%)	(350,563)	(2.5%)	(364,357)	(3.3%)
Non-taxable interest and dividends	(454,939)	(3.1%)	(517,512)	(3.7%)	(487,417)	(4.3%)
State taxes, net of federal benefit	405,600	2.8%	342,615	2.4%	249,150	2.2%
Other, net	50,068	0.3%	(143,833)	(0.9%)	(60,528)	(0.5%)
Total	$4,796,596	32.8%	$4,263,227	30.3%	$3,149,807	28.1%

The components of deferred tax assets and liabilities are as follows:

	2013	2012
Deferred tax assets:
Allowance for loan losses	$8,112,015	$8,378,598
Stock-based compensation	886,437	625,609
Non-accrual interest	290,729	733,418
Deferred compensation	1,580,622	2,013,960
Equity investments	126,614	117,870
Unrealized losses on securities available for sale	15,654	—
Other	411,189	739,580
Total deferred tax assets	11,423,260	12,609,035

Deferred tax liabilities:
FHLB stock dividends	152,311	152,311
Core deposit intangible	8,441	15,559
Premises and equipment	673,568	768,039
Unrealized gains on securities available for sale	—	13,161
Other	18,705	21,473
Total deferred tax liabilities	853,025	970,543

Net deferred tax assets	$10,570,235	$11,638,492

At September 30, 2013, the Company had $138,000 of unrecognized tax benefits, $129,000 of which would affect the effective tax rate if recognized.  The Company recognizes interest related to uncertain tax positions in income tax expense and classifies such interest and penalties in the liability for unrecognized tax benefits.  As of September 30, 2013, the Company had approximately $9,000 accrued for the payment of interest and penalties.  The tax years ended September 30, 2010 through 2013 remain open to examination by the taxing jurisdictions to which the Company is subject.

The aggregate changes in the balance of gross unrecognized tax benefits for the year ended September 30, 2013, which excludes interest and penalties, are as follows:

Balance at September 30, 2012	$129,000
Increases related to tax positions taken during a prior period	—
Decreases related to tax positions taken during a prior period	—
Increases related to tax positions taken during the current period	32,000
Decreases related to tax positions taken during the current period	—
Decreases related to settlements with taxing authorities	—
Decreases related to the expiration of the statute of limitations	(32,000)
Balance at September 30, 2013	$129,000

Retained earnings at September 30, 2013 included earnings of approximately $4.1 million representing tax bad debt deductions, net of actual bad debts and bad debt recoveries, for which no provision for federal income taxes has been made.  If these amounts are used for any purpose other than to absorb loan losses, they will be subject to federal income taxes at the then prevailing corporate rate.

A valuation allowance should be provided on deferred tax assets when it is more likely than not that some portion of the assets will not be realized.  The Company has not established a valuation allowance at September 30, 2013 or 2012 because management believes that all criteria for recognition have been met, including the existence of a history of taxes paid or qualifying tax planning strategies that are sufficient to support the realization of deferred tax assets.